COST OF SALES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Inventory write-down	$ 2.1	$ 2.4
Recovery of inventory	$ 25.4